OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
OTHER CURRENT ASSETS [Abstract]
Prepaid expenses and others		$ 10,960	$ 9,779
Government institutions		1,910	2,694
Deferred installation expenses		2,403	2,485
Deferred income taxes	[1]	2,752	3,649
Advances to suppliers		84	324
Employees		389	343
Forward Exchange Contracts		1,063	1,580
Others		2,876	1,464
Other current assets, net		$ 22,437	$ 22,318

[1]	See Note 15.